INVESTMENTS (Tables)	12 Months Ended
Sep. 30, 2014
Investments, Debt and Equity Securities [Abstract]
Schedule of non-restricted investments
We record our U.S. government bond investments at fair value.  The following table represents the investments as of September 30, 2014 and 2013:

	As of September 30, 2014				As of September 30, 2013
		Gross	Gross			Gross	Gross
	Book Value	Unrealized Gains	Unrealized (Losses)	Fair Value	Book Value	Unrealized Gains (1)	Unrealized (Losses)	Fair Value
	(dollars in thousands)
Investments
Certificates of deposit	$100	$—	$—	$100	$100	$—	$—	$100
U.S. government bonds	250	—	—	250	1,605	14	—	1,619
Total investments	$350	$—	$—	$350	$1,705	$14	$—	$1,719

(1)The unrealized gain on investments of $14 net of tax of $5 represents the accumulated other comprehensive income of $9.